UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			08-14-08
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $8,818,310
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICREDIT CORP COM           COM              03060R101   129262 14995600.0000SH   SOLE            13428500.0000        1567100.00
BERKSHIRE HATHAWAY INC DEL A   COM              084670108  1003795 8313.0000SH       SOLE                7554.0000          759.0000
BERKSHIRE HATHAWAY INC DEL B   COM              084670207    62760 15643.0000SH      SOLE                  58.0000        15585.0000
BRISTOL MYERS SQUIBB           COM              110122108     1160 56500.0000SH      SOLE                                 56500.0000
CALUMET SPEC PROD PTNR UT LTD  COM              131476103      622 43300.0000SH      SOLE                                 43300.0000
CANADIAN NAT RES LTD           COM              136385101   478626 4774323.9060SH    SOLE             4038700.0000        735623.906
COCA COLA CO                   COM              191216100      671 12900.0000SH      SOLE                                 12900.0000
DAILY JOURNAL CORP COM         COM              233912104     2592 64401.0000SH      SOLE               45551.0000        18850.0000
DISH NETWORK CORP CL A         COM              25470M109   729524 24915422.0000SH   SOLE            21402724.0000        3512698.00
DUKE ENERGY CORP COM           COM              26441C105      754 43400.0000SH      SOLE                                 43400.0000
ECHOSTAR CORP CL A             COM              278768106   191454 6132420.0000SH    SOLE             5295364.0000        837056.000
FOREST LABS INC COM            COM              345838106   426260 12270000.0000SH   SOLE            11214100.0000        1055900.00
GYRODYNE CO AMER INC COM       COM              403820103      383 11026.0000SH      SOLE                 770.0000        10256.0000
HERBALIFE LTD COM USD SHS      COM              g4412g101    41462 1070000.0000SH    SOLE             1070000.0000
HOMEFED CORP                   COM              43739D307    13637 290463.0000SH     SOLE              216405.0000        74058.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     1446 18847.0000SH      SOLE                 133.0000        18714.0000
IDT CORP                       COM              448947101     3993 2644300.0000SH    SOLE             2560500.0000        83800.0000
IDT CORP CL B                  COM              448947309    11172 6571500.0000SH    SOLE             6304500.0000        267000.000
JEFFERIES GROUP INC            COM              472319102    33279 1978565.0000SH    SOLE             1978565.0000
LEUCADIA NATL CORP COM         COM              527288104   537228 11444993.0000SH   SOLE             9142580.0000        2302413.00
MARKEL CORP                    COM              570535104      275 750.0000SH        SOLE                                   750.0000
MERCURY GENL CORP NEW          COM              589400100     3044 65150.0000SH      SOLE                 150.0000        65000.0000
MERITOR SVGS BK PA COM         COM              590007100      162 43645.0000SH      SOLE                5000.0000        38645.0000
MOHAWK INDS INC COM            COM              608190104   459201 7163821.0000SH    SOLE             6298053.0000        861868.000
MOHAWK CO      CLL OPT 50.0000 OPTIONS-CALL     608190904     2724 42500.0000SH      SOLE               42500.0000
MOHAWK CO      CLL OPT 60.0000 OPTIONS-CALL     608190904     1122 17500.00SH        SOLE               17500.0000
MUELLER WTR PRODS INC COM SER  COM              624758108     3175 393400.0000SH     SOLE              371900.0000        21500.0000
MUELLER WTR PRODS INC COM SER  COM              624758207   110388 12926000.0000SH   SOLE            11486900.0000        1439100.00
MYLAN INC COM                  COM              628530107   166035 13756000.0000SH   SOLE            13756000.0000
PENN WEST ENERGY TR UNIT       COM              707885109     5663 167346.8430SH     SOLE                                 167346.843
PFIZER INC COM                 COM              717081103  1288276 73742200.0000SH   SOLE            66098000.0000        7644200.00
PFIZER INC     CLL OPT 15.0000 OPTIONS-CALL     717083903     2865 164000.00SH       SOLE              164000.0000
SEARS HLDGS CORPCOM            COM              812350106   911085 12368790.0000SH   SOLE            11231171.0000        1137619.00
SEARS HOLDING  CLL OPT 60.0000 OPTIONS-CALL     812352906    27143 368500.0000SH     SOLE              230500.0000         138000.00
SEARS HOLDING  CLL OPT 75.0000 OPTIONS-CALL     812353906     3027 41100.0000SH      SOLE               22500.0000          18600.00
SEARS HOLDING  CLL OPT 80.0000 OPTIONS-CALL     812353906    26075 354000.000SH      SOLE              354000.0000
SPECTRA ENERGY CORP COM        COM              847560109      624 21700.0000SH      SOLE                                 21700.0000
ST JOE CO COM                  COM              790148100   325776 9492300.0000SH    SOLE             8573400.0000        918900.000
TAL INTERNATIONAL GROUP INC    COM              874083108    55410 2436697.0000SH    SOLE             2436697.0000
UNITED RENTALS INC COM         COM              911363109   190109 9694500.0000SH    SOLE             9135900.0000        558600.000
UNITEDHEALTH GROUP INC COM     COM              91324P102   443612 16899500.0000SH   SOLE            15711500.0000        1188000.00
USG CORP NEW COM               COM              903293405   208969 7066936.0000SH    SOLE             6055400.0000        1011536.00
WELLCARE HEALTH PLANS COM      COM              94946t106   297316 8224500.0000SH    SOLE             6828000.0000        1396500.00
WELLPOINT INC                  COM              94973v107   586380 12303400.0000SH   SOLE            10202500.0000        2100900.00
WELLPOINT     CLL OPT 40.0000  OPTIONS-CALL     94973v907    10652 223500.00SH       SOLE              223500.0000
WESCO FINL CORP COM            COM              950817106      374 980.0000.00SH     SOLE                                   980.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107     3121 7274.0000SH       SOLE                7274.0000
WINTHROP REALTY TRUST INC      COM              976391102    15627 4340750.2730SH    SOLE             3709039.5060        631710.767
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